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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: September 30, 2008

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2008


Common Stock                             Shares  Value         Common Stock                      Shares Value
---------------------------------------  ------- ------------  --------------------------------  ------ ------------
BASIC MATERIALS - 3.5%                                         CONSUMER, CYCLICAL - 14.1%
  Agnico-Eagle Mines Ltd                  13,800 $    759,966   Advance Auto Parts, Inc.         10,900 $    432,294
  Albemarle Corp.^                        10,700      329,988   AnnTaylor Stores Corp.*^         11,800      243,552
  Carpenter Technology Corp.              17,400      446,310   Ascent Media Corp.*^              1,490       36,371
  CF Industries Holdings, Inc.             5,000      457,300   Bed Bath & Beyond, Inc.*^        28,900      907,749
  Cliffs Natural Resources, Inc.^         13,500      714,690   Boyd Gaming Corp.*^               9,500       88,920
  Ecolab, Inc.^                           20,800    1,009,216   Centex Corp.*^                    6,500      105,300
  Intrepid Potash, Inc.*^                 32,400      976,536   Chipotle Mexican Grill, Inc.*     4,100      191,675
  Sigma-Aldrich Corp.^                     6,900      361,698   Choice Hotels International^     15,300      414,630
                                                                Coach, Inc.*^                    27,100      678,584
COMMUNICATIONS - 12.1%                                          Dick's Sporting Goods, Inc.*^    16,000      313,280
  American Tower Corp.*                   39,700    1,428,009   DreamWorks Animation*             9,800      308,210
  Baidu.com - ADR*                         1,400      347,522   Family Dollar Stores, Inc.^      12,500      296,250
  Cablevision Systems Corp.               16,500      415,140   Fastenal Co.^                    14,800      730,972
  Central European Media*^                 4,300      281,220   Harley-Davidson, Inc.^           14,200      529,660
  Clear Channel Outdoor*                  24,000      328,320   International Game Tech.^        33,900      582,402
  Crown Castle International*             47,300    1,370,281   KB Home^                          7,000      137,760
  CTC Media, Inc.*                        16,800      252,000   Las Vegas Sands Corp.*^          12,000      433,320
  Ctrip.com International - ADR^           9,000      347,490   Lennar Corp.^                    13,300      202,027
  Digital River, Inc.*^                   11,600      375,840   Marriott International, Inc.^    30,400      793,136
  Discovery Communications*^              14,900      212,325   Mattel, Inc.                     19,900      358,996
  Discovery Communications*^              14,900      210,984   Melco Crown Enter. - ADR*^       39,800      158,802
  Expedia, Inc.*                          62,700      947,397   Men's Wearhouse, Inc.^            8,337      177,078
  Factset Research Systems^               12,600      658,350   O'Reilly Automotive, Inc.*       12,600      337,302
  F5 Networks, Inc.*                      16,200      378,756   PACCAR, Inc.^                    14,500      553,755
  Focus Media Holding - ADR*^             22,000      627,220   Panera Bread Co.*^                7,700      391,930
  JDS Uniphase Corp.*^                    33,000      279,510   PetSmart, Inc.                   13,400      331,114
  Juniper Networks, Inc.*^                56,800    1,196,776   Pulte Homes, Inc.                 8,400      117,348
  Lamar Advertising Co.*^                 11,500      355,235   Ross Stores, Inc.                24,000      883,440
  Leap Wireless International*^           16,600      632,460   Royal Caribbean Cruises*         10,300      213,725
  McAfee, Inc.*                           21,300      723,348   Skywest, Inc.                    18,800      300,424
  McGraw-Hill Cos., Inc.^                 20,300      641,683   Southwest Airlines Co.^          22,900      332,279
  MetroPCS Communications*                24,400      341,356   Staples, Inc.                    20,800      468,000
  NeuStar, Inc.*^                         14,000      278,460   Starbucks Corp.*                 30,200      449,074
  NII Holdings, Inc.*                     14,700      557,424   Starwood Hotels & Resorts        13,300      374,262
  Omnicom Group, Inc.^                    14,800      570,688   Tiffany & Co.^                   22,100      784,992
  priceline.com, Inc.*^                    6,500      444,795   Tim Hortons, Inc.^               17,600      521,488
  SBA Communications Corp.*^              39,900    1,032,213   TJX Cos., Inc.^                  36,700    1,120,084
  Shaw Communications, Inc.               16,200      329,346   Toll Brothers, Inc.*             13,700      345,651
  Sina Corp.*                             12,000      422,400   Tractor Supply Co.*^              7,400      311,170
  Symantec Corp.*                         18,900      370,062
  VeriSign, Inc.*^                        23,000      599,840
  WPP PLC - ADR^                          12,285      499,262


                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2008


Common Stock                             Shares  Value         Common Stock                      Shares Value
---------------------------------------  ------- ------------  --------------------------------  ------ ------------
CONSUMER, CYCLICAL - 14.1% (Continued)                         CONSUMER, NON-CYCLICAL - 25.9% (Continued)
  Urban Outfitters, Inc.*^                12,500 $    398,375   Henry Schein, Inc.*^             12,000 $    646,080
  WABCO Holdings, Inc.                    17,600      625,504   Hershey Co.^                     10,200      403,308
  Williams-Sonoma, Inc.^                  19,700      318,746   Hologic, Inc.*^                  20,800      402,064
  WMS Industries, Inc.*^                  10,900      333,213   Humana, Inc.*                     9,900      407,880
  WW Grainger, Inc.^                       7,800      678,366   Idexx Laboratories, Inc.*        11,800      646,640
  Wynn Resorts Ltd*^                       7,900      644,956   Illumina, Inc.*^                 23,200      940,296
  Yum! Brands, Inc.^                      45,600    1,487,016   Intuitive Surgical, Inc.*^        4,000      963,920
                                                                Invitrogen Corp.*^                8,700      328,860
CONSUMER, NON-CYCLICAL - 25.9%                                  Iron Mountain, Inc.*^            21,100      515,051
  Alexion Pharmaceuticals*^                9,800      385,140   ITT Educational Services*         4,800      388,368
  Allergan, Inc.                          22,508    1,159,162   Laboratory Corp of America*^      9,700      674,150
  American Medical Systems*^              20,700      367,632   Lincare Holdings, Inc.*^         10,700      321,963
  Amylin Pharmaceuticals, Inc.*^           9,700      196,134   Manpower, Inc.                    9,500      410,020
  Apollo Group, Inc.*                     15,029      891,220   Martek Biosciences Corp.*^       11,600      364,472
  Arthrocare Corp.*^                       9,500      263,340   Masimo Corp.*^                    9,200      342,240
  Avon Products, Inc.^                    36,300    1,508,991   McCormick & Co., Inc.            29,200    1,122,740
  Becton Dickinson & Co.                   4,100      329,066   McKesson Corp.                    6,200      333,622
  Biogen Idec, Inc.*                       6,200      311,798   Millipore Corp.*                  4,900      337,120
  BioMarin Pharmaceutical*^                9,700      256,953   Monster Worldwide, Inc.*^        25,000      372,750
  Brown-Forman Corp.                      11,700      840,177   Moody's Corp.^                   17,400      591,600
  Cephalon, Inc.*^                         6,600      511,434   Myriad Genetics, Inc.*^           6,300      408,744
  Charles River Laboratories*             11,500      638,595   New Oriental Edu. - ADR*          5,900      379,016
  Cigna Corp.                              9,000      305,820   Patterson Cos., Inc.*             9,200      279,772
  Clorox Co.                              12,000      752,280   Paychex, Inc.^                   37,987    1,254,711
  Corporate Executive Board               10,100      315,625   Qiagen NV*^                      21,300      420,249
  Covance, Inc.*                           4,600      406,686   Quanta Services, Inc.*^          26,500      715,765
  Coventry Health Care, Inc.*              9,950      323,873   Quest Diagnostics, Inc.          13,422      693,515
  CR Bard, Inc.                            9,700      920,239   Resmed, Inc.*^                    7,500      322,500
  DaVita, Inc.*                            7,300      416,173   Ritchie Bros Auctioneers^        46,800    1,093,248
  Dentsply International, Inc.^           12,700      476,758   Robert Half International^       19,600      485,100
  DeVry, Inc.                             11,200      554,848   St Jude Medical, Inc.*           32,600    1,417,774
  Edwards Lifesciences Corp.*              7,000      404,320   Techne Corp.                      9,200      663,504
  Elan Corp PLC - ADR*^                   19,700      210,199   Varian Medical Systems, Inc.*    12,300      702,699
  Equifax, Inc.                            9,800      337,610   Vertex Pharmaceuticals*^         10,370      344,699
  Express Scripts, Inc.*^                 19,600    1,446,872   VistaPrint Ltd*^                 12,300      403,932
  Gen-Probe, Inc.*                         9,200      488,060   Warner Chilcott Ltd*             26,200      396,144
  Global Payments, Inc.                    8,300      372,338   Western Union Co.^               42,400    1,046,008
  Health Net, Inc.*                       14,400      339,840   Zimmer Holdings, Inc.*            5,200      335,712


                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2008


Common Stock                             Shares  Value         Common Stock                      Shares Value
---------------------------------------  ------- ------------  --------------------------------  ------ ------------
ENERGY - 12.5%                                                 FINANCIAL - 5.3% (Continued)
  Arch Coal, Inc.                         21,700 $    713,713   Northern Trust Corp.^            19,800 $  1,429,560
  Bill Barrett Corp.*^                    11,100      356,421   optionsXpress Holdings, Inc.     11,200      217,504
  BJ Services Co.                         40,200      769,026   RenaissanceRe Holdings            7,500      390,000
  Cabot Oil & Gas Corp.                   17,000      614,380   SVB Financial Group*^             8,300      480,736
  Cameron International Corp.*^           30,000    1,156,200
  Complete Production Serv.*              11,800      237,534  INDUSTRIAL - 16.3%
  Compton Petroleum Corp.*                38,300      210,267   Alliant Techsystems, Inc.*^       5,800      544,852
  Concho Resources, Inc.*^                27,400      756,514   Ametek, Inc.                     18,400      750,168
  Consol Energy, Inc.                     15,300      702,117   CH Robinson Worldwide, Inc.^     24,100    1,228,136
  Core Laboratories NV                    12,900    1,307,028   Cogent, Inc.*^                   35,800      365,876
  Diamond Offshore Drilling^               9,600      989,376   Cummins, Inc.                    22,000      961,840
  FMC Technologies, Inc.*                 23,200    1,079,960   Cymer, Inc.*^                     6,500      164,645
  Forest Oil Corp.*^                      13,600      674,560   Dolby Laboratories, Inc.*^       16,100      566,559
  Foundation Coal Holdings                18,400      654,672   Donaldson Co., Inc.^             19,100      800,481
  GT Solar International, Inc.*^          44,400      481,740   Empresa Brasileira - ADR^        14,900      402,449
  Mariner Energy, Inc.*                   18,000      369,000   Expeditors International^        32,700    1,139,268
  Massey Energy Co.                       10,600      378,102   Flir Systems, Inc.*^              9,400      361,148
  Murphy Oil Corp.^                       19,000    1,218,660   Flowserve Corp.                   4,500      399,465
  Nabors Industries Ltd*^                 30,500      760,060   Fluor Corp.                      17,600      980,320
  Newfield Exploration Co.*^              24,200      774,158   Foster Wheeler Ltd*^             27,900    1,007,469
  SandRidge Energy, Inc.*                 11,500      225,400   General Cable Corp.*^             5,500      195,965
  Smith International, Inc.               22,300    1,307,672   Gentex Corp.                     15,000      214,500
  Sunoco, Inc.                             8,400      298,872   Goodrich Corp.                   18,700      777,920
  Tetra Technologies, Inc.*               26,600      368,410   Graco, Inc.^                     10,400      370,344
  Ultra Petroleum Corp.*                  18,300    1,012,722   Harsco Corp.                      8,800      327,272
  Williams Cos., Inc.                     26,600      629,090   IDEX Corp.                       13,225      410,240
                                                                II-VI, Inc.*^                     8,300      320,878
FINANCIAL - 5.3%                                                ITT Corp.                        12,700      706,247
  Affiliated Managers Group*^              4,100      339,685   Jabil Circuit, Inc.              22,700      216,558
  AON Corp.                                8,700      391,152   Joy Global, Inc.                 19,300      871,202
  Arch Capital Group Ltd*                  5,700      416,271   Landstar System, Inc.^           23,800    1,048,628
  Assurant, Inc.                           6,100      335,500   McDermott International, Inc.*   26,200      669,410
  Axis Capital Holdings Ltd               12,000      380,520   National Instruments Corp.       15,250      458,263
  Eaton Vance Corp.                       16,800      591,864   Pall Corp.                       11,400      392,046
  Federated Investors, Inc.               11,500      331,775   Precision Castparts Corp.        15,400    1,213,212
  HCC Insurance Holdings, Inc.            14,700      396,900   Republic Services, Inc.          16,250      487,175
  Interactive Brokers Group*^             15,400      341,418   Rockwell Collins                 30,500    1,466,745
  IntercontinentalExchange*                8,100      653,508   Roper Industries                 13,200      751,872
  Janus Capital Group, Inc.^              18,100      439,468   Stericycle, Inc.*^               14,000      824,740
  Lazard Ltd                              12,100      517,396   Terex Corp.*                     10,200      311,304
                                                                Trimble Navigation Ltd*          24,000      620,640

                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2008

                                                             Common Stock, Cash Collateral       Shares/
Common Stock                              Shares Value       and Repurchase Agreement            Principal   Value
----------------------------------------- ------ ----------- -------------------------------    ----------  --------
INDUSTRIAL - 16.3% (Continued)                                 TECHNOLOGY - 16.7% (Continued)
  Valmont Industries, Inc.                 4,200 $    347,298   MEMC Electronic Materials*       19,800 $    559,548
  Waters Corp.*                           11,600      674,888   Microchip Technology, Inc.^      25,457      749,200
  Zebra Technologies Corp.*               11,000      306,350   National Semiconductor           31,300      538,673
                                                                NetApp, Inc.*^                   53,500      975,305
TECHNOLOGY - 16.7%                                              ON Semiconductor Corp.*^         38,800      262,288
  Activision Blizzard, Inc.*^             47,108      726,876   Perot Systems Corp.*             31,000      537,850
  Adobe Systems, Inc.*                    10,100      398,647   QLogic Corp.*^                   21,200      325,632
  Altera Corp.^                           47,200      976,096   Red Hat, Inc.*^                  42,400      638,968
  American Reprographics Co.*             23,300      401,925   Salesforce.com, Inc.*^           18,500      895,400
  Analog Devices, Inc.                    33,900      893,265   Satyam Computer - ADR^           30,900      499,035
  Ansys, Inc.*^                           11,000      416,570   Seagate Technology               64,500      781,740
  Autodesk, Inc.*^                        30,800    1,033,340   SEI Investments Co.              15,900      352,980
  BMC Software, Inc.*                     15,700      449,491   Silicon Laboratories, Inc.*^     16,200      497,340
  Broadcom Corp.*^                        47,200      879,336   Synopsys, Inc.*                  13,000      259,350
  Check Point Software Tech.*^            16,700      379,758   Teradyne, Inc.*                  25,900      202,279
  Citrix Systems, Inc.*                   18,600      469,836   THQ, Inc.*                       17,150      206,486
  Cognizant Technology*^                  38,712      883,795   Varian Semiconductor*            11,900      298,928
  Dun & Bradstreet Corp.                   5,600      528,416   Xilinx, Inc.^                    44,300    1,038,835
  Electronic Arts, Inc.*^                 27,600    1,020,924
  Fairchild Semiconductor*                21,700      192,913  UTILITIES - 0.1%
  Fidelity National Information            7,300      134,758   Reliant Energy, Inc.*            25,700      188,895
  Fiserv, Inc.*                            7,400      350,168                                           -------------
  Integrated Device Tech.*                25,700      199,946  TOTAL COMMON STOCK - 106.4%
  Intersil Corp.                          16,300      270,254   (Cost $161,356,465)                      154,223,511
  Intuit, Inc.*^                          27,200      859,792
  Jack Henry & Associates^                15,800      321,214  INVESTMENT OF CASH COLLATERAL - 38.0%
  Kla-Tencor Corp.^                        7,700      243,705   CSFB Separately Managed Acct.             55,182,484
  Lam Research Corp.*^                     8,400      264,516     (Cost $70,482,768)
  Linear TEchnology Corp.^                28,000      858,480  SHORT-TERM INVESTMENTS - 3.6%
  Logitech International*                 16,500      384,780   Fifth Third Inst. Money Mkt.  5,151,305    5,151,305
  Marvell Technology Group*^              66,300      616,590
  Maxim Technology Group*^                                     TOTAL INVESTMENTS IN SECURITIES - 148.0%
                                                                (Cost $236,990,538)                      214,557,300

                                                               OTHER ASSETS LESS LIABILITIES - (48.0%)   (69,611,803)
                                                                                                        -------------
                                                               TOTAL NET ASSETS - 100.0%                $144,945,497
                                                                                                        ============




* Securities are non-income producing
^ At September 30, 2008, a portion of these securities are on loan. See Note (c) of Notes to Financial Statements for an explanation of the Fund's securities lending policies.

ADR - American Depository Receipt

                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008


Common Stock                            Shares  Value       Common Stock                    Shares  Value
--------------------------------------  ------  ----------  ------------------------------  ------  -------------
BASIC MATERIALS - 3.1%                                      COMMUNICATIONS - 6.8% (Cont'd)
  Agnico-Eagle Mines Ltd                17,900  $  985,753    McAfee, Inc.*                  5,900  $     200,364
  Air Products & Chemicals               5,500     376,695    McGraw-Hill Cos., Inc.^       26,600        840,826
  Albemarle Corp.                        3,400     104,856    MetroPCS Communications*      10,200        142,698
  Alcoa, Inc.^                          33,400     754,172    NeuStar, Inc.*^                5,900        117,351
  BHP Billiton Ltd - ADR^               16,400     852,636    News Corp.                    28,900        351,135
  Carpenter Technology Corp.            15,000     384,750    NII Holdings, Inc.*            8,200        310,944
  CF Industries Holdings, Inc.           2,000     182,920    Nokia OYJ - ADR               19,100        356,215
  Cia Vale do Rio Doce - ADR^           49,700     951,755    Omnicom Group, Inc.^          15,500        597,680
  Cliffs Natural Resources, Inc.         7,200     381,168    priceline.com, Inc.*^          2,900        198,447
  Ecolab, Inc.^                          8,200     397,864    SBA Communications Corp.*^    16,200        419,094
  EI Du Pont de Nemours^                 9,200     370,760    Shaw Communications, Inc.      6,100        124,013
  International Flavors                  9,700     382,762    Sina Corp.*                    5,200        183,040
  International Paper Co.^              14,700     384,846    Sprint Nextel Corp.*^         57,800        352,580
  Intrepid Potash, Inc.*^               13,100     394,834    Symantec Corp.*^              29,300        573,694
  Nucor Corp.                            7,300     288,350    Time Warner, Inc.^            79,900      1,047,489
  Potash Corp of Saskatch.^              5,000     660,050    VeriSign, Inc.*^              10,700        279,056
  Rio Tinto PLC - ADR                    3,600     898,200    Verizon Communications^       60,100      1,928,609
  Sherwin-Williams Co.                   6,900     394,404    Viacom, Inc.*                 18,097        449,529
  Sigma-Aldrich Corp.^                   3,200     167,744    Walt Disney Co.^              29,500        905,355
                                                              WPP PLC - ADR                 14,389        584,769
COMMUNICATIONS - 6.8%                                         Yahoo!, Inc.*^                21,400        370,220
  America Movil - ADR                   11,500     533,140
  American Tower Corp.*                 16,200     582,714  CONSUMER, CYCLICAL - 5.8%
  AT&T, Inc.                            95,200   2,657,984    Advance Auto Parts, Inc.       4,000        158,640
  Baidu.com - ADR*                         700     173,761    AnnTaylor Stores Corp.*^       5,400        111,456
  Cablevision Systems Corp.              6,900     173,604    Ascent Media Corp.*              580         14,158
  CBS Corp.^                            20,897     304,678    Bed Bath & Beyond, Inc.*^     10,100        317,241
  Central European Media*^               2,600     170,040    Boyd Gaming Corp.*^            4,000         37,440
  Cisco Systems, Inc.*                  48,000   1,082,880    Carnival Corp.^               11,100        392,385
  Clear Channel Outdoor*                 9,700     132,696    Centex Corp.*^                32,000        518,400
  Crown Castle International*           19,200     556,224    Chipotle Mexican Grill, Inc.*  1,800         84,150
  CTC Media, Inc.*                       6,700     100,500    Choice Hotels International^   5,600        151,760
  Ctrip.com International - ADR^         3,700     142,857    Coach, Inc.*                  11,200        280,448
  Digital River, Inc.*^                  4,000     129,600    Dick's Sporting Goods, Inc.*   5,800        113,564
  Discovery Communications*^             5,800      82,650    DreamWorks Animation*          4,100        128,945
  Discovery Communications*^             5,800      82,128    Family Dollar Stores, Inc.^   21,400        507,180
  eBay, Inc.*                           19,200     429,696    Fastenal Co.^                  5,000        246,950
  Expedia, Inc.*                        25,400     383,794    Harley-Davidson, Inc.^        14,300        533,390
  Factset Research Systems^              5,100     266,475    Home Depot, Inc.              29,400        761,166
  F5 Networks, Inc.*                     5,600     130,928    International Game Tech.^     33,600        577,248
  Focus Media Holding - ADR*^            9,200     262,292    KB Home^                       4,200         82,656
  JDS Uniphase Corp.*^                  14,900     126,203    Las Vegas Sands Corp.*^        3,600        129,996
  Juniper Networks, Inc.*^              20,300     427,721    Lennar Corp.^                 41,500        630,385
  Lamar Advertising Co.*^                3,700     114,293    Marriott International, Inc.^ 25,700        670,513
  Leap Wireless International*^          6,300     240,030    Mattel, Inc.                  31,400        566,456


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008


Common Stock                            Shares  Value       Common Stock                    Shares  Value
--------------------------------------  ------  ----------  ------------------------------  ------  -------------
CONSUMER, CYCLICAL - 5.8% (Continued)                       CONSUMER, NON-CYCLICAL-15.6%(Cont'd)
  Melco Crown Enter. - ADR*^            17,500  $   69,825    Avon Products, Inc.^          13,700  $     569,509
  Men's Wearhouse, Inc.^                 4,375      92,925    Becton Dickinson & Co.         1,400        112,364
  O'Reilly Automotive, Inc.*             5,800     155,266    Biogen Idec, Inc.*             2,300        115,667
  PACCAR, Inc.^                         18,400     702,696    BioMarin Pharmaceutical*^      4,100        108,609
  Panera Bread Co.*^                     1,900      96,710    Brown-Forman Corp.^           12,500        897,625
  PetSmart, Inc.                         4,300     106,253    Cephalon, Inc.*                2,800        216,972
  Pulte Homes, Inc.^                     8,000     111,760    Charles River Laboratories*    4,300        238,779
  Ross Stores, Inc.                      8,800     323,928    Cigna Corp.                   15,800        536,884
  Royal Caribbean Cruises*               4,400      91,300    Clorox Co.                    12,600        789,894
  Skywest, Inc.                          6,800     108,664    Coca-Cola Co.^                21,600      1,142,208
  Southwest Airlines Co.^               37,500     544,125    Colgate-Palmolive Co.          7,500        565,125
  Staples, Inc.^                        24,300     546,750    Corporate Executive Board      5,100        159,375
  Starbucks Corp.*                      15,700     233,459    Covance, Inc.*                 2,000        176,820
  Starwood Hotels & Resorts^            16,500     464,310    Coventry Health Care, Inc.*    3,450        112,298
  Tiffany & Co.^                         9,500     337,440    Covidien Ltd                  13,600        731,136
  Tim Hortons, Inc.^                     9,800     290,374    CR Bard, Inc.                  3,600        341,532
  TJX Cos., Inc.^                       34,700   1,059,044    DaVita, Inc.*                  2,850        162,479
  Toll Brothers, Inc.*                   7,100     179,133    Dentsply International, Inc.   5,400        202,716
  Tractor Supply Co.*^                   3,200     134,560    DeVry, Inc.                    3,900        193,206
  Urban Outfitters, Inc.*^               5,100     162,537    Diageo PLC - ADR              19,200      1,322,112
  WABCO Holdings, Inc.                   6,400     227,456    Edwards Lifesciences Corp.*    1,900        109,744
  Walgreen Co.                          13,200     408,672    Elan Corp PLC - ADR*           8,200         87,494
  Wal-Mart Stores, Inc.                 30,600   1,832,634    Eli Lilly & Co.^              18,100        796,943
  Williams-Sonoma, Inc.^                 6,200     100,316    Equifax, Inc.                  3,200        110,240
  WMS Industries, Inc.*                  3,900     119,223    Express Scripts, Inc.*         9,900        730,818
  WW Grainger, Inc.^                     9,800     852,306    General Mills, Inc.           10,300        707,816
  Wynn Resorts Ltd*^                     3,400     277,576    Gen-Probe, Inc.*               2,600        137,930
  Yum! Brands, Inc.                     18,900     616,329    GlaxoSmithKline PLC - ADR      9,600        417,216
                                                              Global Payments, Inc.          2,500        112,150
CONSUMER, NON-CYCLICAL - 15.6%                                Health Net, Inc.*              7,100        167,560
  Abbott Laboratories                    9,575     551,329    Henry Schein, Inc.*^           5,100        274,584
  Alexion Pharmaceuticals*^              2,800     110,040    Hershey Co.^                  14,400        569,376
  Allergan, Inc.                         9,740     501,610    Hologic, Inc.*^                7,400        143,042
  Altria Group, Inc.                    27,100     537,664    Humana, Inc.*                  4,200        173,040
  American Medical Systems*^             9,100     161,616    Idexx Laboratories, Inc.*      4,600        252,080
  Amgen, Inc.*                           8,500     503,795    Illumina, Inc.*^              12,000        486,360
  Amylin Pharmaceuticals, Inc.*^         4,200      84,924    Intuitive Surgical, Inc.*      1,600        385,568
  Apollo Group, Inc.*^                   5,545     328,819    Invitrogen Corp.*              2,700        102,060
  Arthrocare Corp.*^                     3,500      97,020    Iron Mountain, Inc.*^          9,112        222,424
  AstraZeneca PLC - ADR                  9,000     394,920
  Automatic Data Processing             25,800   1,102,950



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008


Common Stock                            Shares  Value       Common Stock                    Shares  Value
--------------------------------------  ------  ----------  ------------------------------  ------  -------------
CONSUMER, NON-CYCLICAL - 15.6% (Cont'd)                     ENERGY - 8.9%
  ITT Educational Services*^             1,900  $  153,729    Apache Corp.^                  3,600  $     375,408
  Johnson & Johnson                     42,600   2,951,328    Arch Coal, Inc.                5,700        187,473
  Kellogg Co.                            7,500     420,750    Baker Hughes, Inc.            12,800        774,912
  Kimberly-Clark Corp.                  21,700   1,407,028    Bill Barrett Corp.*^           4,400        141,284
  Kraft Foods, Inc.                     32,594   1,067,454    BJ Services Co.               52,700      1,008,151
  Laboratory Corp of America*^           3,400     236,300    BP PLC - ADR^                  7,292        365,840
  Lincare Holdings, Inc.*^               3,400     102,306    Cabot Oil & Gas Corp.          6,600        238,524
  Lorillard, Inc.^                       6,700     476,705    Chevron Corp.^                20,642      1,702,552
  Manpower, Inc.                         2,400     103,584    Cameron International Corp.*^ 11,700        450,918
  Martek Biosciences Corp.*^             3,300     103,686    Chesapeake Energy Corp.^       7,100        254,606
  Masimo Corp.*^                         3,400     126,480    Complete Production Serv.*     5,000        100,650
  McCormick & Co., Inc.                 25,600     984,320    Compton Petroleum Corp.*      16,300         89,487
  McKesson Corp.                        10,900     586,529    Concho Resources, Inc.*^      10,500        289,905
  Medtronic, Inc.^                      14,400     721,440    Consol Energy, Inc.^          17,800        816,842
  Merck & Co., Inc.                     22,100     697,476    Core Laboratories NV           4,700        476,204
  Millipore Corp.*                       1,600     110,080    Devon Energy Corp.             6,800        620,160
  Monster Worldwide, Inc.*^              9,900     147,609    Diamond Offshore Drilling^     9,800      1,009,988
  Moody's Corp.^                        23,100     785,400    Exxon Mobil Corp.             40,602      3,153,151
  Myriad Genetics, Inc.*^                2,300     149,224    FMC Technologies, Inc.*       10,100        470,155
  New Oriental Edu. - ADR*               2,200     141,328    Forest Oil Corp.*^            12,000        595,200
  Patterson Cos., Inc.*                  3,900     118,599    Foundation Coal Holdings      18,400        654,672
  Paychex, Inc.                         36,193   1,195,455    GT Solar International, Inc.* 19,000        206,150
  PepsiCo., Inc.                        15,600   1,111,812    Mariner Energy, Inc.*          5,700        116,850
  Pfizer, Inc.                          76,786   1,415,934    Massey Energy Co.              3,200        114,144
  Philip Morris International           39,700   1,909,570    Murphy Oil Corp.^             28,300      1,815,162
  Procter & Gamble Co.^                 45,200   3,149,988    Nabors Industries Ltd*        15,100        376,292
  Qiagen NV*^                            6,000     118,380    Newfield Exploration Co.*^    28,300        905,317
  Quanta Services, Inc.*^                9,300     251,193    Petroleo Brasileiro SA - ADR  19,000        710,980
  Quest Diagnostics, Inc.               12,288     634,921    Royal Dutch Shell PLC - ADR   12,600        743,526
  Resmed, Inc.*^                         2,700     116,100    SandRidge Energy, Inc.*        4,500         88,200
  Ritchie Bros Auctioneers^             18,200     425,152    Schlumberger Ltd              13,860      1,082,327
  Robert Half International^             6,200     153,450    Smith International, Inc.^    20,700      1,213,848
  Schering-Plough Corp.                 21,000     387,870    Sunoco, Inc.                  14,200        505,236
  St Jude Medical, Inc.*                14,200     617,558    Tetra Technologies, Inc.*      8,500        117,725
  SYSCO Corp.^                          13,000     400,790    Total SA - ADR                26,400      1,601,952
  Techne Corp.                           2,900     209,148    Ultra Petroleum Corp.*        22,100      1,223,014
  Varian Medical Systems, Inc.*          4,900     279,937    Weatherford International*^   20,400        512,856
  Vertex Pharmaceuticals*^               4,850     161,214    Williams Cos., Inc.           32,700        773,355
  VistaPrint Ltd*                        5,600     183,904    XTO Energy, Inc.^             13,200        614,064
  Warner Chilcott Ltd*                   7,600     114,912
  WellPoint, Inc.*                      12,200     570,594  FINANCIAL - 9.5%
  Western Union Co.^                    14,700     362,649    ACE Ltd                        6,900        373,497
  Wyeth                                 23,500     868,090    Affiliated Managers Group*     1,700        140,845
  Zimmer Holdings, Inc.*                 8,100     522,936    Aflac, Inc.                   13,800        810,750
                                                              American Express Co.          26,800        949,524

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008


Common Stock                            Shares  Value       Common Stock                    Shares  Value
--------------------------------------  ------  ----------  ------------------------------  ------  -------------
FINANCIAL - 9.5% (Continued)                                INDUSTRIAL - 8.4%
  AON Corp.                              3,000  $  134,880    3M Co.                        15,700  $   1,072,467
  Arch Capital Group Ltd*               12,000     876,360    Agilent Technologies, Inc.*   13,400        397,444
  Assurant, Inc.                         2,600     143,000    Alliant Techsystems, Inc.*^    6,600        620,004
  Axis Capital Holdings Ltd              3,700     117,327    Ametek, Inc.                   7,100        289,467
  Bank of America Corp.^                24,326     851,410    Boeing Co.                    17,040        977,244
  Bank of New York Mellon^              15,671     510,561    Caterpillar, Inc.^            11,400        679,440
  BB&T Corp.^                           10,600     400,680    CH Robinson Worldwide, Inc.^  18,000        917,280
  Chubb Corp.                           16,700     916,830    Cogent, Inc.*                 13,600        138,992
  Citigroup, Inc.                       93,644   1,920,638    CSX Corp.                      7,100        387,447
  City National Corp.^                  10,800     586,440    Cummins, Inc.                  9,100        397,852
  Eaton Vance Corp.                      8,600     302,978    Cymer, Inc.*^                  2,900         73,457
  Federated Investors, Inc.^            17,000     490,450    Dolby Laboratories, Inc.*^     6,900        242,811
  Franklin Resources, Inc.              14,300   1,260,259    Donaldson Co., Inc.^           6,100        255,651
  Goldman Sachs Group, Inc.^             8,400   1,075,200    Emerson Electric Co.          10,300        420,137
  Hartford Financial Services            7,100     291,029    Empresa Brasileira - ADR^     24,000        648,240
  HCC Insurance Holdings, Inc.           4,200     113,400    Expeditors International^     13,300        463,372
  Interactive Brokers Group*             5,000     110,850    Flir Systems, Inc.*^           3,400        130,628
  IntercontinentalExchange*              3,100     250,108    Flowserve Corp.                1,800        159,786
  Janus Capital Group, Inc.^             7,400     179,672    Fluor Corp.                    7,800        434,460
  JPMorgan Chase & Co.                  37,500   1,751,250    Foster Wheeler Ltd*^          11,400        411,654
  Lazard Ltd                             5,000     213,800    General Cable Corp.*^          2,500         89,075
  Manulife Financial Corp.^             33,600   1,232,784    General Dynamics Corp.        11,900        876,078
  Morgan Stanley                        24,600     565,800    General Electric Co.         111,000      2,830,500
  Northern Trust Corp.^                 25,500   1,841,100    Gentex Corp.                   7,200        102,960
  optionsXpress Holdings, Inc.           5,100      99,042    Goodrich Corp.                18,200        757,120
  PNC Financial Services^               18,300   1,367,010    Graco, Inc.^                   3,700        131,757
  Progressive Corp.                     26,200     455,880    Harsco Corp.                   3,700        137,603
  RenaissanceRe Holdings                11,300     587,600    Honeywell International, Inc. 11,900        494,445
  St Joe Co.*^                          10,900     426,081    IDEX Corp.                     4,125        127,958
  State Street Corp.                    22,300   1,268,424    II-VI, Inc.*^                  3,200        123,712
  SunTrust Banks, Inc.^                  7,700     346,423    Illinois Tool Works, Inc.     14,700        653,415
  SVB Financial Group*^                  2,600     150,592    ITT Corp.                     15,100        839,711
  Travelers Cos., Inc.                  11,900     537,880    Jabil Circuit, Inc.           40,400        385,416
  US Bancorp^                           35,628   1,283,321    Joy Global, Inc.^             19,300        871,202
  Wells Fargo & Co.^                    77,360   2,903,321    Kennametal, Inc.              13,400        363,408
                                                              Landstar System, Inc.^         9,200        405,352
                                                              Lockheed Martin Corp.          9,000        987,030
                                                              McDermott International, Inc. 10,700        273,385
                                                              National Instruments Corp.     6,650        199,833
                                                              Northrop Grumman Corp.         6,500        393,510
                                                              Pall Corp.                     4,900        168,511
                                                              Precision Castparts Corp.      6,100        480,558
                                                              Republic Services, Inc.        6,550        196,369
                                                              Rockwell Collins              12,400        596,316
                                                              Roper Industries               4,200        239,232

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008
                                                            Common Stock, Cash Collateral
Common Stock                            Shares  Value       and Repurchase Agreement        Shares  Value
--------------------------------------  ------  ----------  ------------------------------  ------  -------------
INDUSTRIAL - 8.4% (Continued)                               TECHNOLOGY - 5.6% (Continued)
  Stericycle, Inc.*^                     5,100  $  300,441    Microchip Technology, Inc.^   23,312  $     686,072
  Terex Corp.*                          12,900     393,708    Microsoft Corp.               54,600      1,457,274
  Trimble Navigation Ltd*               10,400     268,944    National Semiconductor        35,400        609,234
  Union Pacific Corp.                   11,800     839,688    NetApp, Inc.*                 23,900        435,697
  United Technologies Corp.             13,800     828,828    ON Semiconductor Corp.*^      13,700         92,612
  Valmont Industries, Inc.               2,200     181,918    Oracle Corp.*^                21,100        428,541
  Waters Corp.*                          4,800     279,264    Perot Systems Corp.*          11,600        201,260
  Zebra Technologies Corp.*              3,100      86,335    QLogic Corp.*^                 6,900        105,984
                                                              Red Hat, Inc.*^               18,000        271,260
TECHNOLOGY - 5.6%                                             Salesforce.com, Inc.*^         7,500        363,000
  Activision Blizzard, Inc.*            16,042     247,528    Satyam Computer - ADR         13,100        211,565
  Adobe Systems, Inc.*^                  3,100     122,357    Seagate Technology            55,500        672,660
  Altera Corp.^                         19,800     409,464    SEI Investments Co.            5,900        130,980
  American Reprographics Co.*            7,400     127,650    Silicon Laboratories, Inc.*^   6,600        202,620
  Analog Devices, Inc.                  41,800   1,101,430    Synopsys, Inc.*                6,100        121,695
  Ansys, Inc.*^                          5,600     212,072    Teradyne, Inc.*               11,200         87,472
  Autodesk, Inc.*^                      12,300     412,665    Texas Instruments, Inc.       18,000        387,000
  BMC Software, Inc.*                    6,600     188,958    THQ, Inc.*                     6,650         80,066
  Broadcom Corp.*^                      22,000     409,860    Varian Semiconductor*          3,400         85,408
  Check Point Software Tech.*            5,100     115,974    Xilinx, Inc.^                 53,100      1,245,195
  Citrix Systems, Inc.*                  7,600     191,976
  Cognizant Technology*^                14,536     331,857  UTILITIES - 2.8%
  Dell, Inc.*                           53,900     888,272    Allegheny Energy, Inc.        13,500        496,395
  Dun & Bradstreet Corp.                 2,100     198,156    Ameren Corp.^                 11,200        437,136
  Electronic Arts, Inc.*^               11,000     406,890    Duke Energy Corp.             46,300        807,009
  EMC Corp.*^                           32,900     393,484    Entergy Corp.^                 6,100        542,961
  Fairchild Semiconductor*               9,100      80,899    Exelon Corp.                   8,150        510,353
  Fidelity National Information          6,400     118,144    FPL Group, Inc.               14,000        704,200
  Fiserv, Inc.*                          2,750     130,130    Integrys Energy Group, Inc.   10,700        534,358
  Integrated Device Tech.*              14,800     115,144    Pepco Holdings, Inc.          19,400        444,454
  Intel Corp.                           63,800   1,194,974    Pinnacle West Capital Corp.^  20,200        695,082
  Intersil Corp.                         5,900      97,822    Progress Energy, Inc.         15,400        664,202
  Intuit, Inc.*^                        11,200     354,032    Reliant Energy, Inc.*         33,500        246,225
  Jack Henry & Associates^               7,600     154,508    SCANA Corp.^                  20,800        809,744
  Kla-Tencor Corp.^                      3,200     101,280    Southern Co.^                 22,500        848,025
  Lam Research Corp.*                    3,400     107,066    TECO Energy, Inc.^            33,000        519,090
  Linear Technology Corp.^              26,500     812,490                                          --------------
  Logitech International*^               8,200     191,224  TOTAL COMMON STOCK - 66.5%
  Marvell Technology Group*^            28,200     262,260    (Cost $207,798,665)                   $ 197,255,868
  Maxim Integrated Products              5,800     104,980                                          ==============
  MEMC Electronic Materials*             6,300     178,038


                            See Notes To Financial Statements

*Securities are non-income producing
ADR - American Depository Receipt
^ At September 30, 2008, a portion of these securities are on loan. See Note (c) of Notes to Financial Statements for an explanation of the Fund's securities lending policies.



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008


Fixed Income Securities, Cash Collateral                       Shares/
and Short-Term Investments                 Coupon  Maturity    Principal    Value
----------------------------------------   ------  ----------  -----------  ------------
BASIC MATERIALS - 2.7%
  Alcoa, Inc.                              5.375   01/15/2013  $ 2,000,000  $  1,929,104
  BHP Billiton Finance USA Ltd             7.250   03/01/2016      500,000       522,656
  Carpenter Technology Corp.               7.625   08/15/2011    1,500,000     1,575,180
  Ispat Inland ULC                         9.750   04/01/2014    2,000,000     2,114,168
  Rohm and Haas Holdings Ltd               9.800   04/15/2020      300,000       355,476
  Westvaco Corp.                           7.650   03/15/2027    1,350,000     1,384,547

COMMUNICATIONS - 4.7%
  CBS Corp.                                8.625   08/01/2012    1,000,000     1,027,586
  New Cingular Wireless Services           8.750   03/01/2031    1,000,000     1,105,659
  Comcast Holdings Corp.                  10.625   07/15/2012    2,000,000     2,175,046
  COX Communications, Inc.                 6.850   01/15/2018    1,050,000     1,006,128
  Deutsche Telekom International           8.500   06/15/2010    1,900,000     1,972,352
  Michigan Bell Telephone Co.              7.850   01/15/2022    1,000,000       993,720
  Nextel Communications, Inc.              7.375   08/01/2015    1,000,000       660,000
  TW, Inc.^                                9.150   02/01/2023    2,000,000     2,072,806
  Viacom, Inc.                             5.750   04/30/2011    1,000,000       971,490
  Verizon New Jersey, Inc.                 8.000   06/01/2022      650,000       624,010
  Vodafone Group PLC                       5.375   01/30/2015    1,500,000     1,364,475

CONSUMER, CYCLICAL - 2.5%
  Best Buy Co., Inc.*                      6.750   07/15/2013    2,000,000     2,021,504
  CVS                                      5.750   06/01/2017    2,000,000     1,868,984
  Macys Retail Holdings, Inc.              7.450   09/15/2011    1,000,000       991,247
  Wal-Mart Stores                          8.850   01/02/2015    1,000,000     1,145,880
  Whirlpool Corp.                          5.500   03/01/2013    1,500,000     1,466,687

CONSUMER, NON-CYCLICAL - 1.5%
  Erac USA Finance Co.*                    5.300   11/15/2008      565,000       564,034
  Genentech, Inc.                          4.750   07/15/2015    1,000,000       928,847
  Kraft Foods, Inc.                        6.125   02/01/2018    1,000,000       936,777
  UnitedHealth Group, Inc.                 5.500   11/15/2012    1,000,000       955,980
  Wyeth                                    6.000   02/15/2036    1,000,000       931,526

ENERGY - 3.0%
  Canadian Oil Sands Ltd*                  5.800   08/15/2013    1,450,000     1,415,389
  Marathon Oil Canada Corp.                8.375   05/01/2012    1,350,000     1,424,177
  Noble Corp.                              5.875   06/01/2013    1,000,000     1,022,310
  Premcor Refining Group, Inc.             7.500   06/15/2015    1,000,000       953,294
  StatoilHydro ASA                         7.500   10/01/2016    1,000,000     1,099,143
  TransCanada Pipelines Ltd                7.690   06/30/2016    1,100,000     1,163,081
  Weatherford International, Inc.          6.350   06/15/2017    2,000,000     1,851,058


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008


Fixed Income Securities, Cash Collateral                       Shares/
and Short-Term Investments                 Coupon  Maturity    Principal    Value
----------------------------------------   ------  ----------  -----------  ------------
FINANCIAL - 8.1%
  AIG Retirement Services, Inc.            8.125   04/28/2023  $ 1,000,000  $    687,057
  Allied Capital Corp.                     6.000   04/01/2012    1,000,000       930,819
  American Express Bank FSB                5.500   04/16/2013    2,000,000     1,830,452
  BankAmerica Institutional*               7.700   12/31/2026    1,000,000       864,803
  Bank of America Corp.                    7.750   08/15/2015    1,250,000     1,224,759
  Bank One Corp.                          10.000   08/15/2010      750,000       784,092
  Deutsche Bank Trust Corp.                7.500   11/15/2015    1,000,000     1,080,741
  Barnett Capital III                      3.818   02/01/2027    1,000,000       742,665
  CitiFinancial, Inc.                      6.625   06/01/2015    1,250,000     1,034,591
  Comerica Bank                            7.125   12/01/2013      940,000       846,202
  General Electric Capital Corp.           5.000   03/30/2019    1,000,000       804,018
  Goldman Sachs Group, Inc.                6.875   01/15/2011    1,000,000       955,917
  HSBC Finance Corp.                       6.375   11/27/2012    1,000,000       962,382
  Invesco Ltd                              5.625   04/17/2012    1,000,000       952,037
  Jefferies Group, Inc.                    6.450   06/08/2027    2,000,000     1,470,952
  Morgan Stanley                           6.750   10/15/2013    1,000,000       753,118
  Morgan Stanley                           4.750   04/01/2014    1,000,000       530,095
  Morgan Stanley                           6.250   08/09/2026      500,000       305,660
  Nationwide Life Global Funding I*        5.450   10/02/2012    1,000,000     1,001,405
  Nationwide Mutual Insurance Co.*         6.600   04/15/2034    1,000,000       807,480
  New York Life Global Funding*            5.250   10/16/2012    1,000,000     1,015,436
  Ohio National Financial Services*        7.000   07/15/2011    1,000,000     1,106,049
  Republic New York Corp.                  7.000   03/22/2011      500,000       513,236
  Santander Financial Issuances            6.375   02/15/2011    1,000,000     1,017,926
  SLM Corp.                                4.000   01/15/2010    1,000,000       785,000
  TIAA Global Markets, Inc.*               5.125   10/10/2012    1,000,000     1,018,312



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008


Fixed Income Securities, Cash Collateral                       Shares/
and Short-Term Investments                 Coupon  Maturity    Principal    Value
----------------------------------------   ------  ----------  -----------  ------------
INDUSTRIAL - 3.0%
  Burlington Northern Santa Fe             5.750   03/15/2018  $ 1,000,000  $    959,179
  Clark Equipment Co.                      8.000   05/01/2023      500,000       538,049
  Federal Express Corp.                    8.760   05/22/2015    1,500,000     1,579,903
  Joy Global, Inc.                         6.000   11/15/2016      700,000       629,864
  Koninklijke Philips Electronics          7.250   08/15/2013    1,000,000     1,066,020
  Northrop Grumman                         6.250   01/15/2010      750,000       762,812
  Thomas & Betts Corp.                     7.250   06/01/2013    2,000,000     2,041,388
  United Parcel Service of America         8.375   04/01/2020    1,000,000     1,241,579

MORTGAGE SECURITIES - 4.4%
  Chase Mortgage Finance Corp.             6.500   05/25/2036    1,239,317     1,133,822
  Countrywide Alternative Loan             6.000   06/25/2037    1,780,945     1,047,033
  Countrywide Alternative Loan             6.500   11/25/2037    1,446,857     1,351,996
  Fannie Mae Pool                          7.000   04/01/2033      761,987       800,097
  Freddie Mac Gold Pool                    6.500   06/01/2024      803,460       833,126
  Freddie Mac Gold Pool                    7.000   10/01/2031    1,054,231     1,110,113
  Freddie Mac Gold Pool                    6.500   02/01/2032    1,122,216     1,159,676
  Freddie Mac Gold Pool                    6.500   08/01/2032      900,213       930,262
  Freddie Mac Gold Pool                    6.500   12/01/2032    1,282,019     1,326,016
  Freddie Mac Gold Pool                    6.500   04/01/2033      566,914       586,369
  Lehman Mortgage Trust                    6.000   09/25/2036    1,224,431       749,199
  MASTR Asset Securitization               6.250   05/25/2036    1,146,013     1,116,862
  Residential Asset Securitization         6.500   06/25/2037    1,610,198     1,006,878

TECHNOLOGY - 1.3%
  International Business Machines          7.500   06/15/2013    2,000,000     2,191,152
  Samsung Electronics Co. Ltd*             7.700   10/01/2027    1,700,000     1,798,512


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008


Fixed Income Securities, Cash Collateral                       Shares/
and Short-Term Investments                 Coupon  Maturity    Principal    Value
----------------------------------------   ------  ----------  -----------  ------------
UTILITIES - 2.0%
  Entergy Gulf States, Inc.                5.250   08/01/2015  $ 1,750,000  $  1,612,219
  Michigan Consolidated Gas Co.            8.250   05/01/2014    1,050,000     1,126,386
  Northern States Power                    8.000   08/28/2012    1,000,000     1,091,300
  PSEG Power LLC                           5.500   12/01/2015    2,000,000     1,804,340
                                                                            -------------
TOTAL FIXED-INCOME SECURITIES - 33.2%
  (Cost $106,639,401)                                                         98,213,677

INVESTMENT OF CASH COLLATERAL - 17.8%
  CSFB Separately Managed Account                                             52,855,948
   (Cost $67,511,759)

SHORT-TERM INVESTMENTS - 4.8%
  Fifth Third Institutional Money Market Fund                  $14,161,563    14,161,563
                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES - 122.3%
  (Cost $396,110,788)                                                        362,487,056

OTHER ASSETS LESS LIABILITIES - (22.3%)                                      (65,977,648)
                                                                            -------------
TOTAL NET ASSETS - 100.0%                                                   $296,509,408
                                                                            =============




* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2008, the aggregate market value of these securities amounted to $11,612,924 or 3.82% of net assets.

^ At September 30, 2008, a portion of these securities are on loan. See Note (c) of Notes to Financial Statements for an explanation of the Fund's securities lending policies.


ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2008

                                                            Common Stock and                           Shares/
Common Stock                             Shares Value       Short-Term Investments                     Principal  Value
-------------------------------------    ------ ----------  ------------------------------------------ ---------- ------------
BASIC MATERIALS - 2.5%                                      FINANCIAL - 15.7%
  Century Aluminum Co.*                   4,805 $  133,050   ACE Ltd                                        5,220 $    282,559
  Freeport-McMoRan Copper                 3,090    175,667   American Express Co.                           3,975      140,834
                                                             Bank of America Corp.                          5,545      194,075
COMMUNICATIONS - 15.3%                                       Berkshire Hathaway, Inc.*                         46      202,170
  Cisco Systems, Inc.*                   13,570    306,139   HCC Insurance Holdings, Inc.                   6,455      174,285
  Harris Corp.                            5,710    263,802   JPMorgan Chase & Co.                           8,800      410,960
  Liberty Media Corp - Capital*          14,175    189,662   SLM Corp.*                                     6,900       85,146
  Liberty Media Corp - Enter.*           18,400    459,448   Travelers Cos., Inc.                           2,840      128,368
  Symantec Corp.*                        16,205    317,294   US Bancorp                                     9,660      347,953
  Time Warner, Inc.                      28,865    378,420
                                                            INDUSTRIAL - 12.7%
CONSUMER, CYCLICAL - 2.0%                                    Boeing Co.                                     6,425      368,474
  Staples, Inc.                           5,465    122,963   General Dynamics Corp.                         3,665      269,817
  Target Corp.                            2,525    123,851   General Electric Co.                          11,630      296,565
                                                             L-3 Communications                             3,095      304,300
CONSUMER, NON-CYCLICAL - 18.5%                               Northrop Grumman Corp.                         5,945      359,910
  Altria Group, Inc.                     16,805    333,411
  Biogen Idec, Inc.*                      2,105    105,860  TECHNOLOGY - 16.2%
  Cigna Corp.                             7,210    244,996   Check Point Software Tech.*                   15,680      356,563
  Forest Laboratories, Inc.*              5,350    151,298   Computer Sciences Corp.*                       9,015      362,313
  Johnson & Johnson                       7,545    522,718   EMC Corp.*                                    30,995      370,700
  Pfizer, Inc.                           16,165    298,083   Microsoft Corp.                               18,030      481,221
  Philip Morris International             3,440    165,464   Nvidia Corp.*                                  9,440      101,102
  Procter & Gamble Co.                    3,275    228,235   Oracle Corp.*                                 18,070      367,002
  Resmed, Inc.*                           2,720    116,960                                                        ------------
  Zimmer Holdings, Inc.*                  2,630    169,793  TOTAL COMMON STOCK - 94.1%
                                                             (Cost $13,244,440)                                     11,813,836
ENERGY - 11.2%
  Anadarko Petroleum Corp.                2,375    115,211  SHORT-TERM INVESTMENTS - 5.7%
  Chesapeake Energy Corp.                10,735    384,957   Fifth Third Inst'l Money Market Fund       $ 713,177      713,177
  Chevron Corp.                           4,700    387,656                                                        ------------
  ConocoPhillips                          7,025    514,581  TOTAL INVESTMENTS IN SECURITIES - 99.8%
                                                             (Cost $13,957,617)                                     12,527,013

                                                            OTHER ASSETS LESS LIABILITIES - 0.2%                        20,986
                                                                                                                  -------------
                                                            TOTAL NET ASSETS - 100.0%                             $ 12,547,999
                                                                                                                  ============




* Securities are non-income producing

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
BASIC MATERIALS - 5.8%
  AK Steel Corp.                       7.750    06/15/2012   $  2,000,000   $  1,919,999
  Alcoa, Inc.                          5.870    02/23/2022      3,000,000      2,584,191
  Carpenter Technology Corp.           7.625    08/15/2011      2,295,000      2,410,025
  Century Aluminum Co.                 7.500    08/15/2014      3,000,000      2,820,000
  CRA Finance USA Ltd                  7.125    12/01/2013        500,000        545,698
  Ispat Inland ULC                     9.750    04/01/2014      3,500,000      3,699,794
  Placer Dome, Inc.                    7.750    06/15/2015      1,500,000      1,658,102
  Steel Dynamics, Inc.                 7.375    11/01/2012      3,000,000      2,745,000
  Westvaco Corp.                       7.650    03/15/2027      2,700,000      2,769,093

COMMUNICATIONS - 11.2%
  CBS Corp.                            8.625    08/01/2012        750,000        770,689
  CBS Corp.                            5.625    08/15/2012      2,000,000      1,882,988
  Comcast Cable Communications         8.500    05/01/2027      1,000,000      1,036,215
  Comcast Holdings Corp.              10.625    07/15/2012      1,500,000      1,631,285
  COX Communications, Inc.             6.850    01/15/2018      1,250,000      1,197,771
  COX Enterprises, Inc.                7.375    07/15/2027      1,000,000        966,871
  DirecTV Holdings LLC                 6.375    06/15/2015      3,000,000      2,640,000
  GCI, Inc.                            7.250    02/15/2014      2,500,000      2,175,000
  GTE Corp.                            8.750    11/01/2021      1,500,000      1,535,271
  Lamar Media Corp.^                   7.250    01/01/2013      3,000,000      2,715,000
  Liberty Media LLC                    5.700    05/15/2013      3,000,000      2,495,154
  Michigan Bell Telephone Co.          7.850    01/15/2022      2,000,000      1,987,440
  News America Holdings, Inc.          8.500    02/23/2025      2,300,000      2,324,010
  Nextel Communications, Inc.          7.375    08/01/2015      2,800,000      1,848,000
  Pacific Bell Telephone Co.           7.250    11/01/2027      2,000,000      1,904,366
  Qwest Corp.                          8.875    03/15/2012      3,000,000      2,940,000
  Rogers Wireless, Inc.                8.000    12/15/2012      3,000,000      2,992,500
  Sprint Capital Corp.                 6.375    05/01/2009      1,000,000        980,000
  TW, Inc.^                            9.150    02/01/2023      3,000,000      3,109,209
  Verizon New Jersey, Inc.             8.000    06/01/2022      1,000,000        960,015
  Viacom, Inc.                         5.750    04/30/2011      3,000,000      2,914,470

CONSUMER, CYCLICAL - 9.9%
  AmeriQual Group LLC*                 9.500    04/01/2012      1,500,000        930,000
  Best Buy Co., Inc.*                  6.750    07/15/2013      3,000,000      3,032,255


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
CONSUMER, CYCLICAL - 9.9% (Continued)
  Brown Shoe Co., Inc.                 8.750    05/01/2012   $  3,140,000   $  3,045,800
  CVS                                  5.750    06/01/2017      3,000,000      2,803,476
  Darden Restaurants, Inc.             6.200    10/15/2017      2,000,000      1,691,494
  Home Depot, Inc.                     5.875    12/16/2036      3,000,000      2,108,919
  Las Vegas Sands Corp.                6.375    02/15/2015      2,000,000      1,530,000
  Macys Retail Holdings, Inc.          4.800    07/15/2009      1,500,000      1,466,048
  Meritor Automotive, Inc.             6.800    02/15/2009        348,000        346,260
  MGM Mirage                           6.750    09/01/2012      3,000,000      2,347,500
  MTR Gaming Group, Inc.               9.750    04/01/2010      1,500,000      1,425,000
  OED Corp.                            8.750    04/15/2012      2,000,000      1,820,000
  Royal Caribbean Cruises Ltd          8.750    02/02/2011      3,000,000      2,910,000
  Speedway Motorsports, Inc.           6.750    06/01/2013      3,000,000      2,820,000
  Toro Co.                             7.800    06/15/2027      2,177,000      2,429,856
  Wal-Mart Stores, Inc.                6.500    08/15/2037      3,000,000      2,814,792
  Wynn Las Vegas Capital Corp.         6.625    12/01/2014      2,000,000      1,705,000
  Wynn Las Vegas Capital Corp.         6.625    12/01/2014      1,000,000        852,500

CONSUMER, NON-CYCLICAL - 9.9%
  Amgen, Inc.                          6.900    06/01/2038      3,000,000      2,907,711
  Archer-Daniels-Midland Co.           8.375    04/15/2017      1,000,000      1,117,827
  Avis Budget Car Rental LLC^          7.625    05/15/2014      2,500,000      1,581,249
  Campbell Soup Co.                    8.875    05/01/2021      2,145,000      2,754,892
  Cigna Corp.                          7.650    03/01/2023      1,500,000      1,521,461
  Cigna Corp.                          7.875    05/15/2027      1,000,000      1,006,560
  Constellation Brands, Inc.           8.375    12/15/2014      3,000,000      2,970,000
  FBG Finance Ltd*                     5.125    06/15/2015      2,000,000      1,875,564
  Kraft Foods, Inc.                    6.125    02/01/2018      3,000,000      2,810,331
  Land O' Lakes, Inc.                  9.000    12/15/2010      3,000,000      3,067,500
  SYSCO Corp.                          6.500    08/01/2028      3,000,000      3,000,738
  Teva Pharmaceutical Finance          5.550    02/01/2016      3,000,000      2,788,512
  UnitedHealth Group, Inc.             5.500    11/15/2012      3,000,000      2,867,940
  WellPoint, Inc.                      5.875    06/15/2017      3,500,000      3,239,775
  Wyeth                                6.000    02/15/2036      3,000,000      2,794,578

DIVERSIFIED - 1.4%
  Leucadia National Corp.              7.000    08/15/2013      3,000,000      2,827,500
  Stena AB                             7.500    11/01/2013      2,000,000      1,945,000


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
ENERGY - 11.0%
  ANR Pipeline Co.                     9.625    11/01/2021   $  2,000,000   $  2,420,630
  Burlington Resources, Inc.           9.125    10/01/2021        700,000        865,180
  Canadian Oil Sands Ltd*              5.800    08/15/2013      2,000,000      1,952,260
  Husky Energy, Inc.                   6.200    09/15/2017      2,575,000      2,339,949
  Kerr-McGee Corp.                     6.875    09/15/2011        500,000        513,201
  Louisiana Land & Exploration         7.650    12/01/2023        750,000        839,854
  National Oilwell Varco, Inc.         6.125    08/15/2015      2,500,000      2,439,783
  Noble Corp.                          5.875    06/01/2013      3,000,000      3,066,930
  OPTI Canada, Inc.^                   8.250    12/15/2014      3,000,000      2,685,000
  Plains Exploration & Production      7.750    06/15/2015      2,500,000      2,300,000
  StatoilHydro ASA                     7.500    10/01/2016      3,000,000      3,297,429
  Sunoco, Inc.                         4.875    10/15/2014      2,000,000      1,892,224
  Swift Energy Co.                     7.625    07/15/2011      3,000,000      2,850,000
  Tesoro Corp.                         6.250    11/01/2012      3,000,000      2,625,000
  Transocean, Inc.                     7.375    04/15/2018      2,000,000      2,076,472
  Ultramar Diamond Shamrock            7.200    10/15/2017      2,250,000      2,101,167
  USX Corp.                            9.375    02/15/2012      2,150,000      2,424,929
  USX Corp.                            9.375    05/15/2022        610,000        782,173
  Weatherford International, Inc.      6.350    06/15/2017      3,000,000      2,776,587

FINANCIAL - 15.3%
  Allied Capital Corp.                 6.000    04/01/2012      2,000,000      1,861,638
  American Express Bank FSB            5.500    04/16/2013      3,000,000      2,745,678
  BankAmerica Capital II               8.000    12/15/2026      1,000,000        855,398
  BB&T Corp.                           4.750    10/01/2012      1,000,000        896,670
  Deutsche Bank Trust Corp.            7.500    11/15/2015      2,500,000      2,701,853
  Citigroup, Inc.                      7.250    10/01/2010      1,000,000        947,597
  Citigroup, Inc.                      6.125    11/21/2017      2,000,000      1,694,950
  Comerica Bank                        7.125    12/01/2013      1,500,000      1,350,323
  Comerica Bank                        8.375    07/15/2024        200,000        135,437
  Fairfax Financial Holdings Ltd^      7.750    04/26/2012      1,000,000        985,000
  Farmers Insurance Exchange*          8.625    05/01/2024      2,000,000      1,909,018
  Fifth Third Bank                     5.200    03/01/2019        900,000        683,061
  GAMCO Investors, Inc.                5.500    05/15/2013      1,000,000      1,000,598
  General Electric Capital Corp.       5.000    03/30/2019      3,000,000      2,412,054
  Goldman Sachs Group, Inc.^           6.750    10/01/2037      2,500,000      1,668,975
  Hospitality Properties Trust         5.625    03/15/2017      1,000,000        736,767
  Host Hotels & Resorts LP             6.875    11/01/2014      2,000,000      1,730,000
  HSBC America Capital Trust II*       8.380    05/15/2027      1,000,000        896,899
  HSBC Finance Corp.                   6.375    11/27/2012      1,000,000        962,382
  Icahn Enterprises LP                 7.125    02/15/2013      3,000,000      2,295,000


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
FINANCIAL - 15.3% (Continued)
  Invesco Ltd                          5.375    02/27/2013   $  2,000,000   $  1,838,396
  Invesco Ltd                          5.625    04/17/2012      1,000,000        952,037
  Jefferies Group, Inc.                6.450    06/08/2027      3,000,000      2,206,428
  JPMorgan Chase & Co.                 6.625    03/15/2012        500,000        491,404
  MBNA Capital A                       8.278    12/01/2026      2,000,000      1,793,472
  Merrill Lynch & Co., Inc.            5.450    02/05/2013      1,500,000      1,351,232
  Morgan Stanley                       5.250    11/02/2012      1,000,000        705,940
  Morgan Stanley                       5.950    12/28/2017      2,000,000      1,252,892
  Nationwide Mutual Insurance Co.*     6.600    04/15/2034      2,750,000      2,220,570
  Nationsbank Corp.                   10.200    07/15/2015      1,000,000      1,115,717
  New England Mutual Life Ins.         7.875    02/15/2024      1,650,000      1,646,411
  Ohio National Financial Services*    7.000    07/15/2011      2,000,000      2,212,098
  Republic New York Corp.              9.125    05/15/2021      1,000,000      1,070,615
  Santander Financial Issuances        6.375    02/15/2011        750,000        763,445
  Security Benefit Life Insurance*     8.750    05/15/2016      2,000,000      1,996,920
  SLM Corp.                            4.000    01/15/2010      3,000,000      2,355,000
  AIG Retirement Services, Inc.        8.125    04/28/2023      2,000,000      1,374,114
  Travelers Property Casualty Corp.    7.750    04/15/2026      2,000,000      2,030,650

INDUSTRIAL - 11.0%
  Allied Waste North America, Inc.     6.375    04/15/2011      2,000,000      1,940,000
  Arrow Electronics, Inc.              7.500    01/15/2027      2,300,000      2,132,061
  Burlington Northern, Inc.            8.750    02/25/2022      1,750,000      2,036,580
  Canadian Pacific Railway Co.         6.500    05/15/2018      3,000,000      2,828,994
  Clark Equipment Co.                  8.000    05/01/2023        500,000        538,049
  Deere & Co.                          8.500    01/09/2022      1,000,000      1,117,939
  Federal Express Corp.                9.650    06/15/2012      1,047,000      1,183,871
  Federal Express Corp.                7.630    01/01/2015      1,000,000      1,021,196
  Federal Express Corp.                8.760    05/22/2015      1,000,000      1,053,268
  Gulfmark Offshore, Inc.              7.750    07/15/2014      2,375,000      2,232,500
  Ingersoll-Rand Co.                   9.000    08/15/2021        305,000        353,876
  Joy Global, Inc.                     6.000    11/15/2016      3,000,000      2,699,418


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
INDUSTRIAL - 11.0% (Continued)
  Koninklijke Philips Electronics      7.250    08/15/2013   $  2,000,000   $  2,132,040
  Northrop Grumman                     9.375    04/15/2021      1,000,000      1,275,840
  NXP BV                               7.875    10/15/2014      2,000,000      1,340,000
  Pactiv Corp.                         7.950    12/15/2025      2,500,000      2,559,263
  PHI, Inc.                            7.125    04/15/2013      3,000,000      2,655,000
  Roadway Corp.                        8.250    12/01/2008      3,000,000      2,970,000
  Ship Finance International Ltd       8.500    12/15/2013      3,000,000      2,910,000
  Stagecoach Transport Holdings        8.625    11/15/2009        500,000        526,535
  Teekay Corp.                         8.875    07/15/2011      1,600,000      1,616,000
  Thomas & Betts Corp.                 7.250    06/01/2013      3,000,000      3,062,082

MORTGAGE SECURITIES - 14.7%
  Banc of America Alternative          6.000    11/25/2046      1,330,419        814,050
  Banc of America Funding Corp.        6.000    03/25/2037      2,523,046      2,476,932
  Banc of America Mortgage             6.000    05/25/2037      2,656,126      2,566,840
  Chase Mortgage Finance Corp.         6.500    05/25/2036      2,192,109      2,005,509
  Countrywide Alternative Loan         5.250    08/25/2035      1,005,992        945,774
  Countrywide Alternative Loan         5.500    09/25/2035      1,825,644      1,181,535
  Countrywide Alternative Loan         7.000    02/25/2036      1,625,147        887,230
  Countrywide Alternative Loan         6.250    07/25/2036        855,278        805,725
  Countrywide Alternative Loan         6.000    07/25/2036        453,831        287,944
  Countrywide Alternative Loan         6.000    12/25/2036      1,144,045        471,203
  Countrywide Alternative Loan         6.000    05/25/2037      2,379,087      1,245,429
  Countrywide Alternative Loan         6.000    05/25/2037      1,875,983        974,498
  Countrywide Alternative Loan         6.000    06/25/2037      2,671,417      1,570,550
  Countrywide Alternative Loan         6.500    11/25/2037      2,712,857      2,534,993
  Countrywide Home Loan                5.750    05/25/2037      2,005,027      1,316,182
  Credit Suisse Mortgage Capital*      6.500    03/25/2036        733,659        647,030
  Credit Suisse Mortgage Capital       6.250    06/25/2036      2,027,256      1,186,579
  Fannie Mae Pool                      7.000    02/01/2032      1,530,369      1,616,167
  Fannie Mae Pool                      7.000    03/01/2032      1,464,106      1,538,596
  Fannie Mae Pool                      7.000    04/01/2033      1,191,825      1,251,433


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
MORTGAGE SECURITIES - 14.7% (Continued)
  First Horizon Alternative Mort.      6.000    08/25/2036   $  2,306,877   $  1,924,319
  Freddie Mac Gold Pool                6.500    06/01/2024      1,874,740      1,943,960
  Freddie Mac Gold Pool                7.000    10/01/2031      1,799,133      1,894,500
  Freddie Mac Gold Pool                6.500    02/01/2032      1,797,302      1,857,298
  Freddie Mac Gold Pool                7.000    05/01/2032      2,309,420      2,428,592
  Freddie Mac Gold Pool                6.500    08/01/2032      1,200,283      1,240,349
  Freddie Mac Gold Pool                6.500    04/01/2033      1,700,742      1,759,108
  Freddie Mac Gold Pool                7.000    09/01/2033        545,341        573,210
  Lehman Mortgage Trust                6.480    04/25/2036      1,884,216      1,694,947
  Lehman Mortgage Trust                6.000    09/25/2036      2,254,937      1,379,739
  Lehman Mortgage Trust                6.703    06/25/2037      2,390,327      1,391,390
  MASTR Alternative Loans Trust        6.500    12/25/2033        243,366        188,685
  Merrill Lynch Mortgage Investors     6.250    10/25/2036      2,941,885      2,632,777
  Residential Accredit Loans, Inc.     6.000    06/25/2037      2,611,641      2,281,335
  Residential Asset Securitization     6.000    04/25/2036      3,000,000      2,438,608
  Residential Asset Securitization     6.500    06/25/2037      2,898,356      1,812,380

TECHNOLOGY - 3.9%
  Affiliated Computer Services, Inc    5.200    06/01/2015      3,000,000      2,422,500
  International Business Machines      8.375    11/01/2019      2,000,000      2,316,788
  Lexmark International, Inc.          5.900    06/01/2013      3,000,000      2,942,373
  Oracle Corp.                         5.750    04/15/2018      1,000,000        928,505
  Seagate Technology HDD               6.375    10/01/2011      3,000,000      2,947,500
  Xerox Corp.                          7.625    06/15/2013      2,760,000      2,794,058

UTILITIES - 3.9%
  Carolina Power & Light Co.           8.625    09/15/2021      3,000,000      3,327,810
  Commonwealth Edison Co.              6.150    09/15/2017      2,155,000      2,038,005
  Entergy Louisiana LLC                5.090    11/01/2014      2,500,000      2,392,358


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
SEPTEMBER 30, 2008



Fixed Income Securities, Cash                                 Shares/
Collateral and Short-Term Investments  Coupon   Maturity      Principal        Value
-------------------------------------  ------   ----------   ------------   ------------
UTILITIES - 3.9% (Continued)
  PSEG Power LLC                       5.500    12/01/2015   $  2,000,000   $  1,804,340
  CenterPoint Energy                   9.150    03/15/2021      2,300,000      2,529,848
  Southern Co Capital Funding, Inc.    5.750    11/15/2015      2,000,000      1,981,670
                                                                            -------------
TOTAL FIXED INCOME SECURITIES - 97.9%
  (Cost $394,975,371)                                                        357,785,264

INVESTMENT OF CASH COLLATERAL - 1.9%
  CSFB Separately Managed Account                                              6,839,925
  (Cost $8,736,411)

SHORT-TERM INVESTMENTS - 0.8%
  Fifth Third Institutional Money Market Fund                $  3,102,329      3,102,329
                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES - 100.6%
  (Cost $406,814,111)                                                        367,727,518

OTHER ASSETS LESS LIABILITIES - (0.6%)                                        (2,082,473)
                                                                            -------------
TOTAL NET ASSETS - 100.0%                                                   $365,645,045
                                                                            =============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2008, the aggregate market value of these securities amounted to $17,672,614 or 4.82 of net assets.

^ At September 30, 2008, a portion of these securities are on loan. See Note (c) of Notes to Financial Statements for an explanation of the Fund's securities lending policies.

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 is effective for the Fund's fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of eptember 30, 2008 in valuing the Fund's investments:



                          Equity                         Core          Retirement
                          Growth          Balanced       Equity        Income
 Valuation Inputs         Fund            Fund           Fund          Fund
------------------------------------------------------------------------------------
Level 1 -
   Quoted prices          $159,374,816    $211,417,431   $ 12,527,013  $  3,102,329
Level 2 -
   Other significant
   Observable inputs        55,182,484     151,069,625              0   364,625,189
Level 3 -
   Significant
   Unobservable inputs               0               0              0             0
                       -------------------------------------------------------------
Total Market Value
of Investments            $214,557,300    $362,487,056   $ 12,527,013  $367,727,518
                       =============================================================


(c) Securities Lending

The Board of Directors has authorized the Funds to lend securities held in their portfolios from time to time to broker-dealers, banks, financial institutions and other institutional borrowers, subject to the limitation that each Fund will not loan portfolio securities having a market value in excess of 33-1/3% of its total assets. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral. Credit Suisse, New York Branch ("CS"), serves as the lending manager for the Funds and determines which borrowers a Fund will lend securities to and also the securities that will be purchased with the cash collateral deposited by each borrower. Borrowers of securities from a Fund are obligated to deposit cash collateral with the Fund equal to 102% of the market value of the securities borrowed, and this amount will fluctuate each day as these market values change. Each Fund adjusts the amount of cash collateral held for each borrower by accepting new cash collateral when market values of loaned securities have increased and by paying back cash when market values of loaned securities have decreased. The cash collateral received by a fund and the short-term investments purchased with such collateral are recorded as assets of the Fund and are offset by a corresponding liability to return all collateral as cash at the termination of a securities loan. The Fund assumes the risk of the investments purchased with the cash collateral that it has received. If the value of those investments at the termination of the securities loan is less than the amount that the Fund must repay at that time, the Fund must make up the difference from its other assets and may be required to sell other securities from its investment portfolio to provide the necessary cash. For its services, CS receives a monthly fee equal to 30% of all interest, dividends and other distributions earned from the investments made with the cash collateral, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the nine-month period ended September 30, 2008, CS was paid $267,120 in fees from all Funds for its services as lending manager. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination by a Fund or a borrower at any time. At September 30, 2008, the following Funds had loaned securities, had received cash collateral and had made investments with such cash collateral as follows:



                                                              Value of
                                                              Investments                   Income
                                               Value of       Purchased     Average Loan    Received by
                               Value of        Cash           with Cash     Outstanding     Credit Suisse
                               Loaned          Collateral     Collateral    During the      from Securities
                               Securities      Received       Received      Period          Lending
                               ----------      ------------   -----------   ------------    ------------
Equity Growth Fund             $68,141,753     $70,482,768    $55,182,484   $81,883,106     $128,596
Balanced Fund (Fixed Income)   $ 2,141,484     $ 2,197,800    $ 1,720,705   $ 1,192,143     $  1,609
Balanced Fund (Common Stock)   $63,180,370     $65,313,359    $51,135,243   $79,201,369     $120,795
Retirement Income Fund         $ 8,532,374     $ 8,736,411    $ 6,839,925   $10,361,305     $ 16,121


d) At September 30, 2008, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $236,990,538    $ 22,931,446    ($ 30,064,400)  $  7,132,954
Balanced Fund             $396,110,788    $ 20,648,464    ($ 39,616,985)  $ 18,968,521
Core Equity Fund          $ 13,957,617    $    203,920    ($  1,634,524) ($  1,430,604)
Retirement Income Fund    $406,814,111    $  1,709,715    ($ 38,899,822) ($ 37,190,107)



e)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  December 1, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  December 1, 2008



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  December 1, 2008